Related Party Balances And Transactions	12 Months Ended
Dec. 31, 2011
Related Party Balances And Transactions [Abstract]
Related Party Balances And Transactions
26.	RELATED PARTY BALANCES AND TRANSACTIONS

a.	On February 26, 2010, the Group entered into an agreement with Beijing Shi Xun, to acquire its 90% equity interest in Guangdong R&D for a cash consideration of $396. On the same day, the Group entered into an agreement with the holder of the remaining 10% equity interest in Guangdong R&D, an independent third party of the Group, for a cash consideration of $44. Guangdong R&D became a wholly owned subsidiary of the Group after the transaction (Note 4(b)). At the time of the transaction, Zengxiang Lu, the Company's director, was the president of Guangdong R&D, and Jianhua Zhu, the Company's chairman, was the executive director of Guangdong R&D. 80% of equity interest of Beijing Shi Xun was held by two family members of the Company's two major shareholders.
b.	In August 2010, the Group entered into an agreement with Rujia, an equity method investee of the Group, to sell 100% equity interest in Guangdong SuperTV Digital Media Co., Ltd. ("Guangdong SuperTV") at a total consideration of $4,585. Gain of $32 generated from the disposal of the investment in Guangdong SuperTV was recorded in income from equity method investments in the consolidated statements of operations in 2010.

As the Group still has significant continuing involvement in the operations of Guangdong SuperTV through Rujia after the above transaction, disposal of Guangdong SuperTV was not considered discontinued business.

For the year ended 31 December 2011, the Group made purchase of certain media information system amounted to $122 from Rujia, of which $70 was not paid as of December 31, 2011.

c.	In December 2010, the Group entered into an agreement with Beijing Yuewu Yuntian Software Technology Ltd. ("Yuewu Yuntian"), which was established by one of the management of the Company, to set up Cyber Cloud that engages in research and development of cloud computing technology and operation. The Group and Yuewu Yuntian contributed cash of $6,818 and $759, respectively, in December 2010, representing 90% and 10% of the equity interest in Cyber Cloud. Cyber Cloud was legally established on January 19, 2011.